Related party transactions (Details 3) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cresud [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		$ 26	$ 9	$ 4
Corporate services		(382)	(403)	(395)
Financial operations		26	247	139
Total Parent Company [Member]
Disclosure of transactions between related parties [line items]
Total parent company		(330)	(147)	(252)
IFISA [Member]
Disclosure of transactions between related parties [line items]
Financial operations			103	4
Directors [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations		(336)	(370)	(252)
Taaman [Member]
Disclosure of transactions between related parties [line items]
Corporate services		32	264
Willifood [Member]
Disclosure of transactions between related parties [line items]
Corporate services			236
Others [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use	[1]	1	26	(2)
Corporate services	[1]		(27)	8
Financial operations	[1]	(1)	42	6
Donations	[1]	(1)	(23)	(18)
Legal services	[1]	(1)	(26)	(8)
Total Others [Member]
Disclosure of transactions between related parties [line items]
Total others		(306)	225	(262)
Total [Member]
Disclosure of transactions between related parties [line items]
Total		(465)	700	122
BACS [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		38	2	4
Manibil S.A. [Member]
Disclosure of transactions between related parties [line items]
Corporate services		21	64	2
Condor [Member]
Disclosure of transactions between related parties [line items]
Financial operations			193	534
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		26	22
Tarshop [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		41	26	30
Commisions		1
ISPRO - Mehadrin [Member]
Disclosure of transactions between related parties [line items]
Corporate services		21	199	8
Other Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		24	52	30
Corporate services			64	8
Financial operations		(1)		20
Total Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Total associates and joint ventures		$ 171	$ 622	$ 636

[1]	It includes Isaac Elsztain e Hijos, CAMSA., Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Vines, and Fundacion IRSA.